Equity-Based Compensation Stock Options' Fair Value Assumptions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options Fair Value Assumptions [Line Items]
Expected volatility	35.00%	33.00%	31.00%
Expected option life in years	5 years 6 months	5 years 6 months	5 years 6 months
Expected dividend yield	2.00%	2.00%	2.00%
Weighted-average fair value of stock options granted	$ 14.08	$ 14.56	$ 8.98
Stock option vesting period	3 years
Risk-free interest rate minimum	0.90%	1.40%	1.30%
Risk-free interest rate maximum	1.00%	2.20%	2.40%
Stock option expiration date after date of grant	10 years